INDEX 500

ADVANTUS INDEX 500 FUND, INC.

ANNUAL REPORT TO SHAREHOLDERS DATED JULY 31, 2000       [Logo]
                                                      ADVANTUS-TM-
                                                     FAMILY OF FUNDS

EQUITY


[Graphic]

ADVANTUS INDEX 500 FUND

TABLE OF CONTENTS

PERFORMANCE UPDATE                 2

INVESTMENTS IN SECURITIES          6

STATEMENT OF ASSETS AND
LIABILITIES                       16

STATEMENT OF OPERATIONS           17

STATEMENTS OF CHANGES IN NET
ASSETS                            18

NOTES TO FINANCIAL STATEMENTS     19

INDEPENDENT AUDITORS' REPORT      24

FEDERAL INCOME TAX INFORMATION    25

SHAREHOLDER VOTING RESULTS        26

SHAREHOLDER SERVICES              27

LETTER FROM THE PRESIDENT                                                [PHOTO]

Dear Shareholder:

The U.S. has been enjoying an exceptional economic environment. Over the past
10 years, we have seen booming capital markets bolstered by robust economic growth and low, but rising inflation. Since June 1999, six interest rate increases engineered by the inflation-fighting Federal Reserve, have resulted in some early signs of an economic slowdown. Recent economic data (housing starts, auto sales and unemployment) indicate that the breakneck growth rate may be slowing.

We still contend that the Fed holds a bias towards tightening the money supply. As you know, the Federal Funds Rate, the overnight rate at which Federal Reserve member banks loan each other money, is a powerful tool for the Fed. Currently, short-term interest rates are higher than long-term rates, which clearly shows that the economy is in a tightening mode.

Our country's economic strength is very broad, and there are very few weak spots. The U.S. has also benefited from the expanding global economy. Large, diversified companies are doing well in the current economic climate. As capital spending remains strong, underlying support for technology grows. Companies everywhere continue to build their technology base and infrastructure.

In the equity market, valuations DO matter, as evidenced by the latest series of market corrections early in the second quarter. Capitalism has a way of bringing things back into balance. Market corrections tend to be quick and sharp. Investors may need to adjust their expectations, as double-digit equity returns may not be as commonplace as they have been over the last few years. Even though recent corrections have reigned in many stocks - particularly in the technology sector - the stock market is still strong.

So far this year, U.S. Treasury securities have been the star performers within the fixed income universe. U.S. Treasuries have benefited from a relatively low inflationary environment, the strong fiscal situation in the U.S., and the government's decision to buy back its longer-maturity debt. Corporate bonds have been the weakest performing fixed income sector in 2000. An inverted yield curve (i.e., short-term bonds have higher yields than long-term bonds), several Fed tightening moves, increased event risk and equity market volatility have all negatively impacted corporate bond performance. Mortgage-backed securities have outperformed corporate bonds to date this year, but have lagged U.S. Treasuries.

Whenever we have a change in interest rate direction, volatility and uncertainty surface. We have witnessed volatility in the capital markets throughout the first half of 2000, and we believe this will continue through the remainder of the year. In this election year, we will witness the political posturing of both parties. It is likely, however, that whoever the presidential election in November brings to office, Americans will still enjoy a healthy, recession-free economy.

Thank you for your continued confidence and investment in the Advantus Family of Funds.

Sincerely,

/s/ William N. Westhoff

William N. Westhoff, President
Advantus Funds

ADVANTUS INDEX 500 FUND
PERFORMANCE UPDATE

[PHOTO]

JAMES SEIFERT,
PORTFOLIO MANAGER
The Advantus Index 500 Fund+ seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's Corporation 500 Composite Stock Index (S&P 500 Index). It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy.

  - Dividends paid quarterly.
  - Capital gains distributions paid annually.

PERFORMANCE

For the year ended July 31, 2000, the Advantus Index 500 Fund returned the following for each class of shares currently offered:

Class A..........................        7.67 percent*
Class B..........................        6.71 percent*
Class C..........................        6.73 percent*

This compares to the Fund's benchmark, the S&P 500**, which returned 8.96 percent over the same period.

PERFORMANCE ANALYSIS

Increased volatility was clearly the underlying theme over the past 12 months. Technology names provided impressive gains in the last quarter of 1999. However in the first quarter of the calendar year 2000, Technology names provided equally impressive negative returns. Size was a factor in 1999, with the largest 100 securities, such as General Electric Company and Microsoft Corporation, generating the majority of the total return. However, large capitalization stocks represented in the S&P 500 Index, which are typically those stocks with a market capitalization of more than $25 billion, have given way to stronger performing mid-cap securities in 2000.

Representing 32.5 percent of the total market cap of the S&P 500, technology was the weight behind the Composite's (i.e., the S&P 500) numbers. The Technology sector ended the 12-month period up 39.6 percent, and contributed 9.02 percent to the Composite's return. Health Care was the next best performing sector with a 14.1 percent total return and a contribution of 1.4 percent. Cisco
Systems, Inc., Intel Corporation, General Electric Company, Oracle Systems and Nortel Networks Corporation were the top five individual contributors. The Basic Material sector performed the worst in the last 12 months with a negative 20.9 percent return. However, it was the Communication Services sector that hurt the Composite the most with a negative 1.6 percent contribution to the Composite's performance. Microsoft Corporation, Lucent Technologies, AT&T Corporation, MCI Worldcom, Inc., and Procter & Gamble led the negative individual contributors.

OUTLOOK

We believe the equity market should do reasonably well over the next few months, and volatility will continue. We anticipate that price to earnings (P/E) ratios++ will go up as growth and interest rates stabilize and inflation gradually goes down. Higher P/Es indicate that we may be moving back to a more normal time when investors' expectations ran in the single-digit returns.

We see no recession in sight. Our country's economic strength is too broad, and there are very few weak spots. We believe that ultimately, the economy will slow, and the threat of higher inflation will subside; the Fed will prevail. We think the Fed has not finished tightening and anticipate at least one more increase in interest rates before November. Whenever we have a change in interest rate direction, volatility and uncertainty surface. We have witnessed volatility in the capital markets throughout the first half of 2000, and we believe this will continue through the remainder of the year.

*Historical performance is not an indication of future performance. These performance results do not reflect the impact of Class A's maximum 5.5 percent front-end sales charge or Class B's maximum 5 percent contingent deferred sales charge.
**The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall. The Advantus Index 500 Fund is a mutual fund whose performance reflects the deduction of an investment advisory fee and other expenses.
+"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Index 500 Fund, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.
++P/E ratio is a stock's price divided by it's earnings per share.

            COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000
                   INVESTMENT IN THE ADVANTUS INDEX 500 FUND,
                     S&P 500 INDEX AND CONSUMER PRICE INDEX

On the following chart you can see how the total return for each of the three classes of shares of the Advantus Index 500 Fund compared to the S&P 500 Index and the Consumer Price Index. The lines represent the cumulative total return of a hypothetical $10,000 investment made on the inception date of each class of shares of the Advantus Index 500 Fund (January 31, 1997) through July 31, 2000.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURN:
Class A:
One year                       1.75%
Since inception (1/31/97)     17.10%
Class B:
One year                       1.71%
Since inception (1/31/97)     17.50%
Class C:
One year                       6.73%
Since inception (1/31/97)     17.84%


(THOUSANDS)  CLASS A  CLASS B  CLASS C  S&P 500 INDEX   CPI
1/31/97       10,000   10,000   10,000         10,000  10,000
7/31/97       11,464   11,577   12,043         12,244  10,075
7/31/98       13,549   13,701   14,101         14,607  10,245
7/31/99       16,141   16,362   16,644         17,557  10,458
7/31/00       17,379   17,584   17,763         19,129  10,834

The preceding chart is useful because it provides you with more information about your investments. There are limitations, however. An index may reflect the performance of securities that the Fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your Fund does. Performance presented for the Fund reflects the deduction of the maximum 5.5 percent front-end sales charge for Class A and the maximum applicable contingent deferred sales charge for Class B shares. Sales charges pay for your financial professional's investment advice. Individuals cannot invest in the index itself, nor can they invest in any fund which seeks to track the performance of the index without incurring some charges and expenses.

Historical performance is not an indication of future performance. Investment returns and principal values will fluctuate so that shares upon redemption may be worth more or less than their original cost.

TEN LARGEST STOCK HOLDINGS

                                                           MARKET      % OF STOCK
COMPANY                                       SHARES       VALUE       PORTFOLIO
-------                                      --------   ------------   ----------
General Electric Company...................   42,348    $ 2,178,275       4.1%
Cisco Systems, Inc.........................   29,802      1,950,168       3.6%
Intel Corporation..........................   28,658      1,912,922       3.6%
Microsoft Corporation......................   22,523      1,572,387       2.9%
Exxon Mobile Corporation...................   14,912      1,192,959       2.2%
Pfizer, Inc................................   26,906      1,160,321       2.2%
Wal-Mart Stores, Inc.......................   19,101      1,049,361       1.9%
CitiGroup, Inc.............................   14,460      1,020,334       1.9%
Nortel Networks Corporation................   12,675        942,703       1.8%
Oracle Systems.............................   12,201        917,363       1.7%
                                                        -----------      ----
                                                        $13,896,793      25.9%
                                                        ===========      ====

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Cash and Other Assets/Liabilities   4.2%
Transportation                      0.6%
Utilities                           2.4%
Basic Materials                     2.8%
Energy                              5.1%
Communication Services              6.6%
Capital Goods                       7.7%
Consumer Cyclical                   7.6%
Consumer Staples                    9.4%
Health Care                        10.0%
Financial                          13.6%
Technology                         30.0%

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES
JULY 31, 2000

(Percentages of each investment category relate to total net assets.)

                                                                         MARKET
 SHARES                                                                 VALUE(A)
 ------                                                              --------------
 COMMON STOCK (95.8%)
   BASIC MATERIALS (2.8%)
     Agriculture Products ( -- )
         2,497    Archer-Daniels-Midland Company...................  $      23,409
                                                                     -------------
     Aluminum (.3%)
           874    Alcan Aluminium, Ltd. (c)........................         28,678
         3,699    Alcoa, Inc.......................................        111,895
                                                                     -------------
                                                                           140,573
                                                                     -------------
     Chemicals (1.5%)
           919    Air Products and Chemicals, Inc..................         30,672
         2,925    Dow Chemical Company.............................         84,094
         4,480    E.I. Dupont De Nemours & Company.................        203,000
           348    Eastman Chemical Company.........................         16,312
           576    Ecolab, Inc......................................         20,628
           459    Engelhard Corporation............................          8,291
           136    FMC Corporation (b)..............................          8,194
           155    Great Lakes Chemical Corporation.................          4,553
           372    Hercules, Inc....................................          5,557
           367    International Flavors and Fragrances, Inc........          9,817
         5,468    Pharmacia Corporation............................        299,373
           772    PPG Industries, Inc..............................         31,411
           706    Praxair, Inc.....................................         27,931
           873    Rohm & Haas Company..............................         22,698
           348    Sigma-Aldrich Corporation........................          9,483
           595    Union Carbide Corporation........................         26,663
           218    W.R. Grace & Company (b).........................          2,153
                                                                     -------------
                                                                           810,830
                                                                     -------------
     Construction ( -- )
           445    Vulcan Materials, Inc............................         19,052
                                                                     -------------
     Iron and Steel (.1%)
           315    Allegheny Technologies, Inc......................          6,517
           482    Bethlehem Steel Corporation (b)..................          2,229
           388    Nucor Corporation................................         14,647
           292    USX Corporation..................................          5,238
                                                                         MARKET
 SHARES                                                                 VALUE(A)
 -------------------------------------------------------------------------------
 BASIC MATERIALS--CONTINUED
           296    Worthington Industries, Inc......................  $       3,126
                                                                     -------------
                                                                            31,757
                                                                     -------------
     Mining (.2%)
         1,651    Barrick Gold Corporation (c).....................         26,313
           626    Freeport-McMoran, Inc. (b).......................          5,634
         1,056    Homestake Mining Company.........................          5,742
           752    Inco, Ltd. (b) (c)...............................         11,045
           644    Newmont Mining...................................         11,431
           360    Phelps Dodge Corporation.........................         14,647
         1,346    Placer Dome, Inc. (c)............................         11,441
                                                                     -------------
                                                                            86,253
                                                                     -------------
     Paper and Forest (.7%)
           232    Bemis Company, Inc...............................          7,975
           154    Boise Cascade Corporation........................          4,254
           861    Fort James Corporation...........................         26,314
           660    Georgia-Pacific Corporation......................         16,376
         2,236    International Paper Company......................         76,024
         2,369    Kimberly-Clark Corporation.......................        136,069
           372    Louisiana-Pacific Corporation....................          3,604
           356    Mead Corporation.................................          9,033
           129    Potlatch Corporation.............................          4,434
           248    Temple Inland, Inc...............................         10,772
           345    Westvaco Corporation.............................          9,466
         1,044    Weyerhaeuser Company.............................         47,698
           396    Willamette Industries, Inc.......................         12,004
                                                                     -------------
                                                                           364,023
                                                                     -------------
   CAPITAL GOODS (7.7%)
     Aerospace/Defense (1.2%)
         3,395    Allied Signal, Inc...............................        114,157
           489    B.F. Goodrich Company............................         17,451
         3,884    Boeing Company...................................        190,316
           893    General Dynamics Corporation.....................         50,399
         1,659    Lockheed Martin Corporation......................         46,659

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                           INVESTMENTS IN SECURITIES - CONTINUED

                                                                         MARKET
 SHARES                                                                 VALUE(A)
 -------------------------------------------------------------------------------
 CAPITAL GOODS--CONTINUED
           309    Northrop Grumman Corporation.....................  $      21,958
         1,403    Raytheon Company (c).............................         34,023
           743    Rockwell International Corporation...............         26,051
           661    Textron, Inc.....................................         37,718
         2,011    United Technologies Corporation..................        117,392
                                                                     -------------
                                                                           656,124
                                                                     -------------
     Containers-Metal/Glass ( -- )
           125    Ball Corporation.................................          4,336
           450    Crown Cork & Seal Company, Inc...................          6,272
           567    Owens-Illinois, Inc. (b).........................          7,548
                                                                     -------------
                                                                            18,156
                                                                     -------------
     Electrical Equipment (4.6%)
           850    American Power Conversion Corporation (b)........         21,622
           418    Cooper Industries, Inc...........................         13,402
         1,815    Emerson Electric Company.........................        110,828
        42,348    General Electric Company (e).....................      2,178,275
           872    Molex, Inc.......................................         41,025
           684    Sanmina Corporation (b)..........................         63,527
         2,533    Solectron Corporation (b)........................        102,112
           703    Thermo Electron Corporation (b)..................         14,587
                                                                     -------------
                                                                         2,545,378
                                                                     -------------
     Engineering/Construction (.1%)
         1,480    Caterpillar, Inc.................................         50,412
           338    Fluor Corporation................................         10,077
                                                                     -------------
                                                                            60,489
                                                                     -------------
     Machinery (.2%)
           102    Briggs & Stratton Corporation....................          3,589
         1,040    Deere & Company..................................         40,105
           905    Dover Corporation................................         41,460
           727    Ingersoll Rand Company...........................         28,535
                                                                     -------------
                                                                           113,689
                                                                     -------------
                                                                         MARKET
 SHARES                                                                 VALUE(A)
 -------------------------------------------------------------------------------
 CAPITAL GOODS--CONTINUED
     Manufacturing (1.3%)
           501    Avery Dennison Corporation.......................  $      27,179
         1,335    Illinois Tool Works, Inc.........................         76,429
           380    Johnson Controls, Inc............................         19,736
           200    Millipore Corporation............................         12,575
         1,673    Minnesota Mining & Manufacturing Company.........        150,675
            75    National Service Industries, Inc.................          1,533
           451    Pall Corporation.................................          9,358
           498    Parker Hannifin Corporation......................         17,710
           371    Sealed Air Corporation (b).......................         18,689
         7,253    Tyco International, Ltd. (c).....................        388,035
                                                                     -------------
                                                                           721,919
                                                                     -------------
     Metal Fabrication ( -- )
           175    Timken Company...................................          3,117
                                                                     -------------
     Office Equipment (.1%)
           568    Lexmark International Group, Inc. (b)............         25,595
         1,079    Pitney Bowes, Inc................................         37,360
                                                                     -------------
                                                                            62,955
                                                                     -------------
     Trucks and Parts (.1%)
           175    Cummins Engine Company, Inc......................          5,600
           275    Navistar International Corporation (b)...........          9,814
           348    Paccar, Inc......................................         15,508
                                                                     -------------
                                                                            30,922
                                                                     -------------
     Waste Management (.1%)
           739    Allied Waste Industries (b)......................          6,882
         2,653    Waste Management, Inc............................         49,578
                                                                     -------------
                                                                            56,460
                                                                     -------------
   COMMUNICATION SERVICES (6.6%)
     Cellular (.3%)
         3,240    Nextel Communications, Inc. (b)..................        181,237
                                                                     -------------
     Telecommunication (2.6%)
         3,772    Global Crossing, Ltd. (b) (c)....................         91,707
        12,273    MCI Worldcom, Inc. (b)...........................        479,414

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES - CONTINUED

                                                                         MARKET
 SHARES                                                                 VALUE(A)
 -------------------------------------------------------------------------------
 COMMUNICATION SERVICES--CONTINUED
         3,165    Qualcomm, Inc. (b)...............................  $     205,527
         7,499    Qwest Communications International, Inc. (b).....        351,984
         3,737    Sprint Corporation...............................        133,131
         3,896    Sprint Corporation PCS (b).......................        215,254
                                                                     -------------
                                                                         1,477,017
                                                                     -------------
     Telephone (3.7%)
         1,395    Alltel Corporation...............................         85,967
        15,992    AT&T Corporation (b).............................        494,753
        11,744    Bell Atlantic Corporation........................        551,968
         8,073    Bellsouth Corporation............................        321,406
           520    Centurytel, Inc..................................         15,242
        14,531    SBC Communications, Inc..........................        618,476
                                                                     -------------
                                                                         2,087,812
                                                                     -------------
   CONSUMER CYCLICAL (7.6%)
     Auto (1.1%)
           237    Cooper Tire and Rubber Company...................          2,651
           625    Dana Corporation.................................         14,336
           632    Danaher Corporation..............................         32,192
         2,410    Delphi Automotive Systems Corporation............         35,698
           327    Eaton Corporation................................         22,175
         5,180    Ford Motor Company...............................        241,194
         2,291    General Motors Corporation.......................        130,444
           594    Goodyear Tire & Rubber Company...................         11,843
         1,246    Harley-Davidson, Inc.............................         55,914
           375    ITT Industries, Inc..............................         12,328
           260    Snap-On, Inc.....................................          7,849
           540    TRW, Inc.........................................         24,266
           597    Visteon Corporation..............................          8,358
                                                                     -------------
                                                                           599,248
                                                                     -------------
     Building Materials (.1%)
            78    Armstrong Holdings, Inc..........................          1,248
           250    Centex Corporation...............................          5,984
           175    Crane Company....................................          3,850
           200    Kaufman and Broad Home Corporation...............          3,912
         1,886    Masco Corporation................................         37,248
           143    Owens Corning....................................            786
                                                                         MARKET
 SHARES                                                                 VALUE(A)
 -------------------------------------------------------------------------------
 CONSUMER CYCLICAL--CONTINUED
           175    Pulte Corporation................................  $       4,014
                                                                     -------------
                                                                            57,042
                                                                     -------------
     Distribution Durables ( -- )
           690    Genuine Parts Company............................         13,843
                                                                     -------------
     Hardware and Tools ( -- )
           386    Black & Decker Corporation.......................         14,354
           300    The Stanley Works................................          7,856
                                                                     -------------
                                                                            22,210
                                                                     -------------
     Houseware (.6%)
         1,183    Corning, Inc.....................................        276,748
           772    Leggett & Platt, Inc.............................         13,510
           275    Maytag Corporation...............................          9,316
           331    Whirlpool Corporation............................         14,295
                                                                     -------------
                                                                           313,869
                                                                     -------------
     Leisure (.1%)
           300    Brunswick Corporation............................          5,644
           653    Hasbro, Inc......................................          7,428
         1,769    Mattel, Inc......................................         19,570
                                                                     -------------
                                                                            32,642
                                                                     -------------
     Lodging-Hotel (.1%)
         1,538    Hilton Hotels....................................         15,764
         1,005    Marriott International, Inc......................         40,200
                                                                     -------------
                                                                            55,964
                                                                     -------------
     Photography/Imagery (.1%)
         1,302    Eastman Kodak Company............................         71,447
            98    Polaroid Corporation.............................          1,776
                                                                     -------------
                                                                            73,223
                                                                     -------------
     Publishing (.5%)
           399    Dow Jones and Company, Inc.......................         26,309
         1,139    Gannett Company, Inc.............................         61,364
           373    Knight-Ridder, Inc...............................         19,443
           871    McGraw-Hill Companies, Inc.......................         51,770
           228    Meredith Corporation.............................          7,253
           615    R.H. Donnelley Corporation.......................         18,181
           461    R.R. Donnelly & Sons Company.....................         10,257

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                           INVESTMENTS IN SECURITIES - CONTINUED

                                                                         MARKET
 SHARES                                                                 VALUE(A)
 -------------------------------------------------------------------------------
 CONSUMER CYCLICAL--CONTINUED
           761    The New York Times Company.......................  $      31,344
         1,323    Tribune Company..................................         42,997
                                                                     -------------
                                                                           268,918
                                                                     -------------
     Retail (4.6%)
           275    American Greetings Corporation...................          4,675
           514    Autozone, Inc. (b)...............................         11,758
           625    Bed Bath & Beyond, Inc. (b)......................         23,008
           908    Best Buy Company, Inc. (b).......................         66,057
           804    Circuit City Stores, Inc.........................         18,442
           392    Consolidated Stores Corporation (b)..............          4,679
         1,876    Costco Wholesale Corporation (b).................         61,087
           366    Dillards, Inc....................................          5,010
         1,342    Dollar General Corporation.......................         24,659
           933    Federated Department Stores (b)..................         22,450
         3,649    Gap, Inc.........................................        130,680
           316    Harcourt General, Inc............................         17,439
         9,874    Home Depot, Inc..................................        510,979
         1,057    J.C. Penney Company..............................         17,044
         1,963    K-Mart Corporation (b)...........................         13,741
         1,350    Kohls Corporation (b)............................         76,612
         1,808    Limited, Inc.....................................         36,951
         1,599    Lowes Companies, Inc.............................         67,458
         1,377    May Department Stores Company....................         32,704
         1,126    Nike, Inc........................................         49,262
           498    Nordstrom, Inc...................................          8,715
         1,262    Office Depot, Inc. (b)...........................          7,887
           149    Reebok International, Ltd. (b)...................          2,514
         1,479    Sears Roebuck Company............................         44,185
         1,987    Staples, Inc. (b)................................         27,445
           759    Tandy Corporation................................         42,789
         3,894    Target Corporation...............................        112,926
           637    The Sherwin-Williams Company.....................         13,258
           668    Tiffany & Company................................         22,879
         1,277    TJX Companies, Inc...............................         21,390
                                                                         MARKET
 SHARES                                                                 VALUE(A)
 -------------------------------------------------------------------------------
 CONSUMER CYCLICAL--CONTINUED
           866    Toys "R" Us (b)..................................  $      14,289
        19,101    Wal-Mart Stores, Inc.............................      1,049,361
                                                                     -------------
                                                                         2,562,333
                                                                     -------------
     Service (.4%)
         3,027    Cendant Corporation (b)..........................         38,783
           700    Convergys Corporation (b)........................         31,544
           471    Harrahs Entertainment, Inc. (b)..................         11,804
         1,247    Interpublic Group Companies, Inc.................         49,958
           789    Omnicom Group....................................         67,065
           410    Quintiles Transnational Corporation (b)..........          6,432
           475    Sabre Holdings Corporation (b)...................         11,608
           309    Young & Rubicam, Inc.............................         17,458
                                                                     -------------
                                                                           234,652
                                                                     -------------
     Textiles ( -- )
           263    Liz Clairborne, Inc..............................         10,257
            46    Russell Corporation..............................            906
            79    Springs Industries, Inc..........................          2,548
           425    V.F. Corporation.................................          9,350
                                                                     -------------
                                                                            23,061
                                                                     -------------
   CONSUMER STAPLES (9.4%)
     Beverage (2.2%)
           164    Adolph Coors Company.............................         10,332
         1,968    Anheuser-Busch Companies, Inc....................        158,424
           300    Brown-Forman Corporation (c).....................         15,000
         6,143    PepsiCo, Inc.....................................        281,426
        10,593    The Coca-Cola Company............................        649,483
         1,790    Coca-Cola Enterprises, Inc.......................         34,346
         1,926    The Seagram Company, Ltd. (c)....................        107,976
                                                                     -------------
                                                                         1,256,987
                                                                     -------------
     Broadcasting (.4%)
         1,504    Clear Channel Communications, Inc. (b)...........        114,586
         3,845    Comcast Corporation (b)..........................        130,790
                                                                     -------------
                                                                           245,376
                                                                     -------------

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES - CONTINUED

                                                                         MARKET
 SHARES                                                                 VALUE(A)
 -------------------------------------------------------------------------------
 CONSUMER STAPLES--CONTINUED
     Entertainment (2.3%)
         2,541    Carnival Corporation.............................  $      47,485
         8,877    The Walt Disney Company..........................        343,429
         5,652    Time Warner, Inc.................................        433,438
         6,537    Viacom, Inc. (b).................................        433,485
                                                                     -------------
                                                                         1,257,837
                                                                     -------------
     Food (1.1%)
         1,239    Bestfoods........................................         86,265
         1,795    Campbell Soup Company............................         47,567
         2,087    Conagra, Inc.....................................         42,653
         1,238    General Mills, Inc...............................         42,556
         1,476    H.J. Heinz Company...............................         58,948
           615    Hershey Foods Corporation........................         28,444
         1,701    Kellogg Company..................................         44,120
           595    Quaker Oats Company..............................         40,014
         1,241    Ralston Purina Company...........................         25,053
         3,725    Sara Lee Corporation.............................         68,680
         2,440    Unilever NV (c)..................................        107,970
           515    W.M. Wrigley JR Company..........................         39,140
                                                                     -------------
                                                                           631,410
                                                                     -------------
     Food & Health (.1%)
         1,466    Sysco Corporation................................         57,724
                                                                     -------------
     Household Products (1.2%)
           951    Clorox Company...................................         39,288
         2,489    Colgate-Palmolive Company........................        138,606
         4,400    Gillette Company.................................        128,425
         1,053    Newell Rubbermaid, Inc...........................         28,365
           661    Pactiv Corporation (b)...........................          6,114
         5,643    Procter & Gamble Company.........................        320,946
           150    Tupperware Corporation...........................          2,916
                                                                     -------------
                                                                           664,660
                                                                     -------------
     Personal Care (.1%)
           247    Alberto-Culver Company...........................          7,503
           975    Avon Products, Inc...............................         38,695
                                                                     -------------
                                                                            46,198
                                                                     -------------
     Restaurants (.4%)
           469    Darden Restaurants, Inc..........................          7,651
         5,707    McDonalds Corporation............................        179,770
           817    Starbucks Corporation (b)........................         30,637
                                                                         MARKET
 SHARES                                                                 VALUE(A)
 -------------------------------------------------------------------------------
 CONSUMER STAPLES--CONTINUED
           571    Tricon Global Restaurants, Inc. (b)..............  $      13,811
           431    Wendy's International, Inc.......................          7,300
                                                                     -------------
                                                                           239,169
                                                                     -------------
     Retail (.8%)
         1,782    Albertsons, Inc..................................         53,794
         1,641    CVS Corporation..................................         64,717
            70    Great Atlantic & Pacific Tea Company.............          1,006
         3,478    Kroger Company (b)...............................         71,951
            74    Longs Drug Stores Corporation....................          1,498
         2,161    Safeway, Inc. (b)................................         97,380
           520    Supervalu, Inc...................................          9,197
         4,315    Walgreen Company.................................        134,574
           549    Winn-Dixie Stores, Inc...........................          7,858
                                                                     -------------
                                                                           441,975
                                                                     -------------
     Service (.3%)
         2,700    Automatic Data Processing, Inc...................        133,819
           542    Ceridian Corporation (b).........................         12,331
           226    Deluxe Corporation...............................          4,859
                                                                     -------------
                                                                           151,009
                                                                     -------------
     Tobacco (.5%)
           629    Fortune Brands, Inc..............................         14,153
         1,349    Nabisco Group Holdings Corporation...............         35,749
         9,747    Philip Morris Companies, Inc.....................        246,112
           660    UST, Inc.........................................          9,570
                                                                     -------------
                                                                           305,584
                                                                     -------------
   ENERGY (5.1%)
     Oil (3.9%)
           403    Amerada Hess.....................................         24,382
         2,815    Chevron Corporation..............................        222,385
         2,582    Conoco, Inc......................................         59,547
        14,912    Exxon Mobile Corporation.........................      1,192,959
         1,533    Occidental Petroleum Corporation.................         31,043
         1,125    Phillips Petroleum Company.......................         57,164
         9,196    Royal Dutch Petroleum Company (c)................        535,667

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                           INVESTMENTS IN SECURITIES - CONTINUED

                                                                         MARKET
 SHARES                                                                 VALUE(A)
 -------------------------------------------------------------------------------
 ENERGY--CONTINUED
           977    Union Oil Company of California..................  $      29,554
         1,280    USX-Marathon Group...............................         31,120
                                                                     -------------
                                                                         2,183,821
                                                                     -------------
     Oil & Gas (1.2%)
         1,029    Anadarko Petroleum Corporation...................         49,199
           507    Apache Finance Property..........................         25,223
           315    Ashland, Inc.....................................         10,375
         1,362    Baker Hughes, Inc................................         47,159
           866    Burlington Resources, Inc........................         28,253
           120    Eastern Enterprises..............................          7,515
         1,863    Halliburton Company..............................         85,931
           425    Kerr-McGee Corporation...........................         23,322
           164    McDermott International, Inc. (b)................          1,220
           400    Rowan Companies, Inc. (b)........................         10,100
         2,443    Schlumberger, Ltd................................        180,629
           400    Sunoco, Inc......................................          9,750
         2,357    Texaco, Inc......................................        116,524
           639    Tosco Corporation................................         16,934
           929    Transocean Sedco Forex, Inc......................         45,986
                                                                     -------------
                                                                           658,120
                                                                     -------------
   FINANCIAL (13.6%)
     Auto Finance (.2%)
         3,826    Fleet Boston Financial Corporation...............        137,019
                                                                     -------------
     Banks (4.1%)
         1,637    AmSouth Bancorporation...........................         27,522
         7,107    Bank Of America Corporation......................        336,717
         4,918    Bank One Corporation.............................        156,454
         1,443    BB&T Corporation.................................         35,985
         5,305    Chase Manhattan Corporation......................        263,592
           695    Comerica Bank....................................         35,445
         2,058    Fifth Third BanCorp..............................         85,021
         3,131    First Bank System, Inc...........................         60,076
         4,136    First Union Corporation..........................        106,761
         4,103    Firstar Bank Milwaukee...........................         81,034
         1,008    Huntington Bancshares, Inc.......................         15,813
                                                                         MARKET
 SHARES                                                                 VALUE(A)
 -------------------------------------------------------------------------------
 FINANCIAL--CONTINUED
           770    J.P. Morgan & Company............................  $     102,795
         1,787    KeyCorp..........................................         31,384
         2,060    Mellon Bank NA...................................         77,636
         2,539    National City BanCorp............................         45,067
           989    Northern Trust Corporation.......................         74,051
           569    Old Kent Financial Corporation...................         15,292
         1,206    PNC Financial Services Group.....................         61,355
           871    Regions Financial Corporation....................         17,366
           645    SouthTrust Corporation...........................         15,883
           711    State Street Corporation.........................         71,367
           676    Summit BanCorp...................................         16,604
         1,293    Suntrust Banks, Inc..............................         61,902
         1,143    Synovus Financial Corporation....................         20,574
         3,158    The Bank of New York Company, Inc................        147,834
           526    Union Planters Corporation.......................         15,090
           901    Wachovia Corporation.............................         49,555
         6,894    Wells Fargo & Company............................        284,808
                                                                     -------------
                                                                         2,312,983
                                                                     -------------
     Consumer Finance (1.3%)
         5,760    American Express Company.........................        326,520
         3,024    Associates First Capital Corporation.............         79,178
           876    Capital One Financial Corporation................         51,356
         1,000    CIT Group, Inc...................................         18,500
         1,989    Household International, Inc.....................         88,636
         3,438    MBNA Corporation.................................        114,743
           607    SLM Holding Corporation..........................         26,139
                                                                     -------------
                                                                           705,072
                                                                     -------------
           503    Countrywide Credit Industries, Inc...............         17,699
                                                                     -------------
     Finance-Diversified (2.7%)
         1,098    American General Corporation.....................         73,223
        14,460    CitiGroup, Inc...................................      1,020,334

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES - CONTINUED

                                                                         MARKET
 SHARES                                                                 VALUE(A)
 -------------------------------------------------------------------------------
 FINANCIAL--CONTINUED
         2,981    Federal Home Loan Mortgage.......................  $     117,563
         4,296    Federal National Mortgage Association............        214,263
           470    MGIC Investment Corporation......................         26,702
         1,000    Stilwell Financial, Inc. (b).....................         44,063
                                                                     -------------
                                                                         1,496,148
                                                                     -------------
     Insurance (3.2%)
           635    Aetna, Inc.......................................         35,243
         1,182    Aflac, Inc.......................................         61,390
         3,154    Allstate Corporation.............................         86,932
         9,960    American International Group.....................        873,368
         1,040    AON Corporation..................................         37,440
           782    Chubb Corporation................................         57,868
           749    Cigna Corporation................................         74,806
           629    Cincinnati Financial Corporation.................         23,745
         1,353    Conseco Financing Trust II.......................         10,655
           885    Hartford Financial Services Group, Inc...........         56,861
           465    Jefferson-Pilot Corporation......................         28,365
           768    Lincoln National Corporation.....................         33,504
           471    Loews Corporation................................         29,555
         1,186    Marsh and McLennan Companies, Inc................        144,692
           443    MBIA, Inc........................................         24,670
           325    Progressive Corporation..........................         21,856
           631    Providian Financial Corporation..................         64,323
           477    Safeco Corporation...............................         11,001
           909    The St. Paul Companies, Inc......................         40,394
           484    Torchmark Corporation............................         12,040
           966    Unumprovident Corporation........................         22,218
           275    Wellpoint Health Networks, Inc. (b)..............         23,977
                                                                     -------------
                                                                         1,774,903
                                                                     -------------
                                                                         MARKET
 SHARES                                                                 VALUE(A)
 -------------------------------------------------------------------------------
 FINANCIAL--CONTINUED
     Investment Bankers/Brokers (1.9%)
           504    Bear Stearns & Company, Inc......................  $      27,153
           437    Block Financial Corporation......................         13,984
         1,005    Franklin Resources, Inc..........................         36,054
           534    Lehman Brothers Holdings, Inc....................         60,008
         1,647    Merrill Lynch & Company, Inc.....................        212,875
         4,839    Morgan Stanley Dean Witter Discover Company......        441,559
           634    Paine Webber Group, Inc..........................         43,905
           532    T. Rowe Price Associates , Inc...................         21,746
         5,775    The Charles Schwab Corporation...................        208,622
                                                                     -------------
                                                                         1,065,906
                                                                     -------------
     Savings and Loans (.2%)
           800    Charter One Financial, Inc.......................         17,250
           618    Golden West Financial Corporation................         28,428
         2,265    Washington Mutual, Inc...........................         72,763
                                                                     -------------
                                                                           118,441
                                                                     -------------
   HEALTH CARE (10.0%)
     Biotechnology (.7%)
         4,381    Amgen, Inc. (b)..................................        284,491
           668    Biogen, Inc. (b).................................         35,404
           916    PE Corp - PE Biosystems Group....................         79,864
                                                                     -------------
                                                                           399,759
                                                                     -------------
     Drugs (6.3%)
         5,600    American Home Products Corporation...............        297,150
         8,408    Bristol-Myers Squibb Company.....................        417,247
         1,150    Cardinal Health, Inc.............................         84,525
         4,877    Eli Lilly & Company..............................        506,598
           895    Medimmune, Inc. (b)..............................         53,253
         9,825    Merck & Company, Inc.............................        704,330
        26,906    Pfizer, Inc......................................      1,160,321
         6,300    Schering Plough Corporation......................        272,081

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                           INVESTMENTS IN SECURITIES - CONTINUED

                                                                         MARKET
 SHARES                                                                 VALUE(A)
 -------------------------------------------------------------------------------
 HEALTH CARE--CONTINUED
           425    Watson Pharmaceuticals, Inc. (b).................  $      23,481
                                                                     -------------
                                                                         3,518,986
                                                                     -------------
     Health Care-Diversified (1.6%)
         6,593    Abbott Laboratories..............................        274,434
           584    Allergan, Inc....................................         39,092
         1,616    Healthsouth Corporation (b)......................          9,595
         5,968    Johnson & Johnson................................        555,397
         1,286    Tenet Healthcare Corporation.....................         39,143
                                                                     -------------
                                                                           917,661
                                                                     -------------
     Hospital Management (.1%)
         2,402    Columbia/HCA Healthcare Corporation..............         81,668
                                                                     -------------
     Managed Care (.2%)
           357    HCR Manor Care, Inc. (b).........................          3,525
           644    Humana, Inc. (b).................................          4,709
         1,151    McKesson HBOC, Inc...............................         27,984
           754    Unitedhealth Group, Inc..........................         61,687
                                                                     -------------
                                                                            97,905
                                                                     -------------
     Medical Products/Supplies (1.1%)
           454    Alza Corporation (b).............................         29,397
           257    Bausch & Lomb, Inc...............................         15,982
         1,293    Baxter International, Inc........................        100,531
         1,018    Becton Dickinson & Company.......................         25,705
           501    Biomet, Inc......................................         22,420
         1,742    Boston Scientific Corporation (b)................         28,852
           227    C.R. Baird, Inc..................................         11,364
         1,266    Guidant Corporation (b)..........................         71,371
           200    Mallinckrodt Group, Inc..........................          9,150
         5,122    Medtronic, Inc...................................        261,542
           374    St. Jude Medical, Inc. (b).......................         15,428
                                                                     -------------
                                                                           591,742
                                                                     -------------
   TECHNOLOGY (30.0%)
           362    Adaptec, Inc. (b)................................          8,960
         3,070    ADC Telecommunications, Inc. (b).................        128,748
           527    Adobe Systems, Inc...............................         60,342
                                                                         MARKET
 SHARES                                                                 VALUE(A)
 -------------------------------------------------------------------------------
 TECHNOLOGY--CONTINUED
           654    Advanced Micro Devices (b).......................  $      47,047
         1,944    Agilent Technologies, Inc. (b)...................         79,218
           856    Altera Corporation (b)...........................         84,049
         9,886    America Online, Inc. (b).........................        527,047
         1,500    Analog Devices, Inc. (b).........................        100,313
           358    Andrew Corporation (b)...........................         10,091
         1,438    Apple Computer, Inc. (b).........................         73,068
         3,460    Applied Materials, Inc. (b)......................        262,528
           274    Autodesk, Inc....................................          5,925
           985    BMC Software, Inc. (b)...........................         18,592
           990    Broadcom Corporation (b).........................        222,008
           710    Cabletron Systems, Inc. (b)......................         18,549
        29,802    Cisco Systems, Inc. (b)..........................      1,950,168
           697    Citrix Systems, Inc. (b).........................         10,629
         7,265    Compaq Computer Corporation......................        203,874
         2,524    Computer Associates International, Inc...........         62,627
           744    Computer Sciences Corporation (b)................         46,500
         1,501    Compuware Corporation (b)........................         12,008
           680    Comverse Technology, Inc. (b)....................         59,670
           954    Conexant Systems, Inc. (b).......................         30,528
        11,001    Dell Computer Corporation (b)....................        483,356
         1,992    Electronic Data Systems Corporation..............         85,656
         9,292    EMC Corporation (b)..............................        790,982
           528    Equifax, Inc.....................................         12,474
         1,762    First Data Corporation...........................         81,162
         1,407    Gateway, Inc. (b)................................         77,649
         4,311    Hewlett-Packard Company..........................        470,707
         1,268    IMS Health, Inc..................................         22,903
        28,658    Intel Corporation................................      1,912,922
         7,579    International Business Machines Corporation......        852,164
         4,200    JDS Uniphase Corporation (b).....................        496,125
           816    KLA-Tencor Corporation (b).......................         43,452

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES - CONTINUED

                                                                         MARKET
 SHARES                                                                 VALUE(A)
 -------------------------------------------------------------------------------
 TECHNOLOGY--CONTINUED
         1,334    Linear Technology Corporation....................  $      73,704
         1,322    LSI Logic Corporation (b)........................         44,783
        13,959    Lucent Technologies, Inc.........................        610,706
         1,191    Maxim Integrated Products (b)....................         78,680
           367    Mercury Interactive Corporation (b)..............         36,430
         2,402    Micron Technology, Inc. (b)......................        195,763
        22,523    Microsoft Corporation (b)........................      1,572,387
         9,226    Motorola, Inc....................................        305,035
           762    National Semiconductor Corporation (b)...........         27,575
           429    NCR Coporation (b)...............................         15,203
         1,354    Network Appliance, Inc. (b)......................        116,698
        12,675    Nortel Networks Corporation (c)..................        942,703
         1,351    Novell, Inc. (b).................................         13,003
           561    Novellus Systems, Inc. (b).......................         30,259
        12,201    Oracle Systems (b)...............................        917,363
         2,457    Palm, Inc. (b)...................................         95,823
         1,121    Parametric Technology Corporation (b)............         11,210
         1,547    Paychex, Inc.....................................         70,775
         1,092    Peoplesoft, Inc. (b).............................         23,819
           225    Perkin Elmer, Inc................................         14,386
           300    Sapient Corporation (b)..........................         34,125
           700    Scientific-Atlanta, Inc..........................         53,900
           959    Seagate Technology (b)...........................         48,609
           927    Siebel Systems, Inc. (b).........................        134,415
         6,870    Sun Microsystems, Inc. (b).......................        724,356
           225    Tektronix, Inc. (b)..............................         13,838
         1,788    Tellabs, Inc. (b)................................        116,220
           760    Teradyne, Inc. (b)...............................         48,165
         7,074    Texas Instruments, Inc...........................        415,155
           257    Thomas and Betts Corporation.....................          5,012
         1,280    Unisys Corporation (b)...........................         12,560
         1,668    Veritas DGC, Inc. (b)............................        170,032
           415    W.W. Grainger, Inc...............................         13,176
         2,848    Xerox Corporation................................         42,364
         1,428    Xilinx, Inc. (b).................................        107,189
                                                                         MARKET
 SHARES                                                                 VALUE(A)
 -------------------------------------------------------------------------------
 TECHNOLOGY--CONTINUED
         2,340    Yahoo!, Inc. (b).................................  $     301,129
                                                                     -------------
                                                                        16,788,591
                                                                     -------------
   TRANSPORTATION (.6%)
     Air Freight (.1%)
         1,188    FedEx Corporation (b)............................         47,075
                                                                     -------------
     Airlines (.2%)
           558    AMR Corporation (b)..............................         18,449
           474    Delta Air Lines, Inc.............................         25,448
         2,041    Southwest Airlines Company.......................         48,219
           317    US Airways Group, Inc. (b).......................         12,442
                                                                     -------------
                                                                           104,558
                                                                     -------------
     Railroads (.3%)
         1,830    Burlington Northern Santa Fe Corporation.........         44,721
           870    CSX Corporation..................................         21,587
         1,597    Norfolk Southern Railway Company.................         29,744
         1,004    Union Pacific Corporation........................         43,360
                                                                     -------------
                                                                           139,412
                                                                     -------------
     Trucking ( -- )
           175    Ryder System, Inc................................          3,653
                                                                     -------------
   UTILITIES (2.4%)
     Electric Companies (1.6%)
         1,834    AES Corporation (b)..............................         98,004
           609    Ameren Corporation...............................         22,038
         1,379    American Electric Power Company, Inc.............         45,248
           709    Carolina Power & Light Company...................         23,707
           606    Cinergy Corporation..............................         15,756
           882    Consolidated Edison Company of New York, Inc.....         26,736
           664    Constellation Energy Group.......................         22,120
           400    Consumers Energy Company.........................         10,225
         1,057    Dominion Resources, Inc..........................         48,027
           544    DTE Energy Company...............................         17,068
         1,625    Duke Energy Corporation..........................        100,242
         1,342    Edison International.............................         26,421

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                           INVESTMENTS IN SECURITIES - CONTINUED

                                                                         MARKET
 SHARES                                                                 VALUE(A)
 -------------------------------------------------------------------------------
 UTILITIES--CONTINUED
           996    Entergy Corporation..............................  $      27,017
           935    Firstenergy Corporation..........................         23,843
           436    Florida Progress Corporation.....................         21,364
           796    FPL Group, Inc...................................         38,407
           448    GPU, Inc.........................................         11,872
           513    New Century Energies, Inc........................         17,538
           732    Niagara Mohawk Holdings, Inc. (b)................          9,745
         1,606    Pacific Gas and Electric Company.................         41,555
           725    PECO Energy Company..............................         30,948
           375    Pinnacle West Capital Corporation................         14,836
           538    PPL Corporationoration...........................         14,526
           871    Public Service Enterprise Group, Inc.............         29,287
         1,213    Reliant Energy, Inc..............................         40,636
         2,779    Southern Company.................................         67,912
         1,128    TXU Electric & Gas...............................         35,250
                                                                         MARKET
 SHARES                                                                 VALUE(A)
 -------------------------------------------------------------------------------
 UTILITIES--CONTINUED
           762    Unicom Corporation...............................  $      31,290
                                                                     -------------
                                                                           911,618
                                                                     -------------
     Natural Gas (.8%)
           949    Coastal Corporation..............................         54,805
           361    Columbia Energy Group............................         24,638
         1,014    El Paso Energy Corporation.......................         49,052
         3,169    Enron Corporation................................        233,318
           209    Nicor, Inc.......................................          7,250
           137    Oneok, Inc.......................................          3,656
           158    Peoples Energy Corporation.......................          5,007
           807    Sempra Energy....................................         15,131
         1,932    Williams Companies, Inc..........................         80,661
                                                                     -------------
                                                                           473,518
                                                                     -------------
     Power Products-Industrial ( -- )
           587    Northern States Power Company....................         12,951
                                                                     -------------
 Total common stock (cost: $37,920,408)............................     53,605,315
                                                                     -------------

 PRINCIPAL/SHARES
 ----------------
 SHORT-TERM SECURITIES (4.3%)
           6,214   Federated Money Market Obligations Trust - Prime
                    Obligation Fund, current rate 6.460%.................           6,214
       2,015,000   Ford Motor Credit Corporation.....  6.536%  08/11/2000       2,010,998
         410,015   Provident Institutional Fund--Tempfund Portfolio,
                    current rate 6.53%...................................         410,015
                                                                           --------------
                   Total short-term securities (cost: $2,427,628)........       2,427,227
                                                                           --------------
                   Total investments in securities
                    (cost: $40,348,036)(d)...............................  $   56,032,542
                                                                           ==============

Notes to Investments in Securities
-----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The Fund held 4.1% of net assets in foreign securities as of July 31, 2000.
(d) At July 31, 2000 the cost of securities for federal income tax purposes was $40,964,111. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

  Gross unrealized appreciation..........  $   18,841,146
  Gross unrealized depreciation..........      (3,772,715)
                                           --------------
  Net unrealized appreciation............  $   15,068,431
                                           ==============

(e) Partially pledged as initial margin deposit on open stock index futures purchase contracts (see note 6 to the financial statements).

ADVANTUS INDEX 500 FUND
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2000

                                   ASSETS
Investments in securities, at market value - see accompanying schedule for detailed listing
 (identified cost: $40,348,036).................................. $56,032,542
Cash in bank on demand deposit...................................       5,049
Receivable for Fund shares sold..................................      41,177
Receivable for investment securities sold........................      24,273
Accrued interest receivable......................................       2,337
Dividends receivable.............................................      32,569
Organizational costs (note 5)....................................      26,647
Variation margin receivable (note 6).............................      10,350
                                                                  -----------
    Total assets.................................................  56,174,944
                                                                  -----------
                                 LIABILITIES
Payable for investment securities purchased......................       7,780
Payable for Fund shares redeemed.................................     122,188
Payable to Adviser...............................................      76,725
                                                                  -----------
    Total liabilities............................................     206,693
                                                                  -----------
Net assets applicable to outstanding capital stock............... $55,968,251
                                                                  ===========
Represented by:
  Capital stock - authorized 10 billion shares (Class A -
  2 billion shares, Class B - 2 billion shares, Class C - 2
  billion shares and 4 billion shares unallocated) of $.01 par
  value.......................................................... $    29,788
  Additional paid-in capital.....................................  41,126,271
  Undistributed net investment income............................       6,115
  Accumulated net realized losses from investments...............    (795,529)
  Unrealized appreciation on investments.........................  15,601,606
                                                                  -----------
    Total - representing net assets applicable to outstanding
    capital stock................................................ $55,968,251
                                                                  ===========
Net assets applicable to outstanding Class A shares.............. $24,723,061
                                                                  ===========
Net assets applicable to outstanding Class B shares.............. $28,076,967
                                                                  ===========
Net assets applicable to outstanding Class C shares.............. $ 3,168,223
                                                                  ===========
Shares outstanding and net asset value per share:
  Class A - Shares outstanding 1,306,239......................... $     18.93
                                                                  ===========
  Class B - Shares outstanding 1,502,714......................... $     18.68
                                                                  ===========
  Class C - Shares outstanding 169,936........................... $     18.64
                                                                  ===========

                See accompanying notes to financial statements.

                                                         ADVANTUS INDEX 500 FUND
                                                         STATEMENT OF OPERATIONS
                                                FOR THE YEAR ENDED JULY 31, 2000

Investment income:
  Interest.......................................................   $    66,441
  Dividends......................................................       655,413
                                                                    -----------
    Total investment income......................................       721,854
                                                                    -----------
Expenses (note 4):
  Investment advisory fee........................................       193,328
  Rule 12b-1 - Class A...........................................        65,215
  Rule 12b-1 - Class B...........................................       275,184
  Rule 12b-1 - Class C...........................................        32,568
  Administrative services fee....................................        74,400
  Amortization of organizational costs...........................        17,764
  Transfer agent and shareholder services fee....................       197,207
  Custodian fees.................................................        20,889
  Auditing and accounting services...............................        21,358
  Legal fees.....................................................        11,303
  Directors' fees................................................         1,050
  Registration fees..............................................        37,879
  Printing and shareholder reports...............................        44,340
  Insurance......................................................         3,634
  S&P Licensing fee..............................................         6,942
  Other..........................................................        13,248
                                                                    -----------
    Total expenses...............................................     1,016,309
Less fees and expenses waived or absorbed by Adviser and
  Distributor:
  Class A distribution fees......................................       (26,086)
  Other waived fees..............................................      (302,175)
                                                                    -----------
    Total fees and expenses waived or absorbed...................      (328,261)
                                                                    -----------
    Total net expenses...........................................       688,048
                                                                    -----------
    Investment income - net......................................        33,806
                                                                    -----------
Realized and unrealized gains (losses) on investments:
  Net realized losses on investments (note 3)....................      (534,922)
  Net change in unrealized appreciation or depreciation on
    investments..................................................     4,409,207
                                                                    -----------
    Net gains on investments.....................................     3,874,285
                                                                    -----------
Net increase in net assets resulting from operations.............   $ 3,908,091
                                                                    ===========

                See accompanying notes to financial statements.

ADVANTUS INDEX 500 FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31, 2000 AND 1999

                                            2000         1999
                                         -----------  -----------
Operations:
  Investment income - net..............  $    33,806  $    93,548
  Net realized gain (loss) on
    investments........................     (534,922)     211,208
  Net change in unrealized appreciation
    or depreciation on investments.....    4,409,207    6,581,538
                                         -----------  -----------
      Increase in net assets resulting
        from operations................    3,908,091    6,886,294
                                         -----------  -----------
Distributions to shareholders from:
  Investment income - net:
    Class A............................      (43,000)    (121,500)
    Class B............................            -       (3,785)
    Class C............................            -          (15)
  Net realized gains on investments:
    Class A............................     (209,841)     (83,008)
    Class B............................     (214,072)     (69,737)
    Class C............................      (25,736)      (8,298)
                                         -----------  -----------
      Total distributions..............     (492,649)    (286,343)
                                         -----------  -----------
Capital share transactions (notes 4 and
  7):
  Proceeds from sales:
    Class A............................    4,922,687   10,263,823
    Class B............................    6,419,725   12,218,978
    Class C............................    1,221,043    1,887,095
  Proceeds from issuance of shares as a
    result of reinvested dividends:
    Class A............................      162,568      116,444
    Class B............................      211,887       73,336
    Class C............................       25,534        8,291
  Payments for redemption of shares:
    Class A............................   (7,515,763)  (4,003,764)
    Class B............................   (4,330,082)  (2,766,448)
    Class C............................   (1,175,301)    (837,889)
                                         -----------  -----------
      Increase (decrease) in net assets
        from capital share
        transactions...................      (57,702)  16,959,866
                                         -----------  -----------
      Total increase in net assets.....    3,357,740   23,559,817
Net assets at beginning of year........   52,610,511   29,050,694
                                         -----------  -----------
Net assets at end of year (including
  undistributed net investment income
  of $6,115 and $0, respectively)......  $55,968,251  $52,610,511
                                         ===========  ===========

                See accompanying notes to financial statements.

                                                         ADVANTUS INDEX 500 FUND
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                   JULY 31, 2000

(1) ORGANIZATION

    Advantus Index 500 Fund, Inc. (the Fund) was incorporated on July 3, 1996. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund's investment objective is to seek investment results that correspond, generally, before sales charges and other Fund expenses, to the aggregate price and yield performance of the common stocks included in the S&P 500 Index.

    The Fund currently issues three classes of shares: Class A, Class B and Class C shares. Class A shares are sold subject to a front-end sales charge. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption if redeemed within six years of purchase. Class C shares are sold without either a front-end sales charge or a contingent deferred sales charge. Both Class B and Class C shares are subject to a higher Rule 12b-1 fee than Class A shares. Both Class B and Class C shares automatically convert to Class A shares at net asset value after a specified holding period. Such holding periods decline as the amount of the purchase increases and range from 28 to 84 months after purchase for Class B shares and 40 to 96 months after purchase for Class C shares. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of Rule 12b-1 fees charged differs between Class A, Class B and Class C shares. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon its relative net assets.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The significant accounting policies followed by the Fund are summarized as follows:

  USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

  INVESTMENTS IN SECURITIES

    The Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a national exchange are valued at the last sales price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures adopted by the Board of Directors. Short-term securities are valued at market.

    Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of bond premium and discount computed on a level yield basis, is accrued daily.

  FUTURES TRANSACTION

    To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may correlate with changes in the value of the underlying securities.

ADVANTUS INDEX 500 FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

  FEDERAL TAXES

    The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31, in order to avoid federal excise tax.

    Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

    On the statement of assets and liabilities, as a result of permanent book-to-tax differences, a reclassification adjustment was made to increase undistributed net investment income by $15,309, decrease accumulated net realized losses by $2,455, and decrease additional paid-in capital by $17,764.

  DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income are declared and paid quarterly. Realized gains, if any, are paid annually.

(3) INVESTMENT SECURITY TRANSACTIONS

    For the year ended July 31, 2000, purchases of securities and proceeds from sales, other than temporary investments in short-term securities aggregated $23,633,742 and $26,484,165 respectively.

(4) EXPENSES AND RELATED PARTY TRANSACTIONS

    The Fund has an investment advisory agreement with Advantus Capital Management, Inc. (Advantus Capital) a wholly owned subsidiary of Minnesota Life Insurance Company (Minnesota Life). Under the agreement, Advantus Capital acts as investment adviser and manager for the Fund. The fee for investment management and advisory services is based on the average daily net assets of the Fund at the annual rate of .34 percent. The Fund has engaged PFPC Global Fund Services to act as its transfer agent, dividend disbursing agent and redemption agent and bears the expenses of such services.

    The Fund has adopted separate Plans of Distribution applicable to Class A, Class B and Class C shares, respectively, relating to the payment of certain expenses pursuant to Rule 12b-1 under the Investment Company Act of 1940 (as amended). The Fund pays fees to Ascend Financial Services, Inc. (Ascend), the underwriter of the Fund and wholly-owned subsidiary of Advantus Capital, to be used to pay certain expenses incurred in connection with the distribution and servicing of the Fund's shares. The Class A Plan provides for a servicing fee up to .25 percent of average daily net assets of Class A shares. The Class B and Class C Plans provide for a fee up to 1.00 percent of average daily net assets of Class B and Class C shares, respectively. The Class B and Class C 1.00 percent fee is comprised of a .75 percent distribution fee and a .25 percent service fee. Ascend is currently waiving that portion of Class A Rule 12b-1 fees which exceeds, as a percentage of average daily net assets, .15 percent. Ascend waived Class A Rule 12b-1 fees in the amount of $26,086 for the period ended July 31, 2000.

                                                         ADVANTUS INDEX 500 FUND
                                       NOTES TO FINANCIAL STATEMENTS - CONTINUED

(4) EXPENSES AND RELATED PARTY TRANSACTIONS - (CONTINUED)

    The Fund also bears certain other operating expenses including outside directors' fees, custodian fees, registration fees, printing and shareholder reports, legal, auditing and accounting services, organizational costs and other miscellaneous expenses.

    The Fund has entered in a shareholder and administrative services agreement with Minnesota Life. Under this agreement the Fund pays a shareholder services fee, equal to $5 per shareholder account annually, to Minnesota Life for shareholder services which Minnesota Life provides. The Fund also pays Minnesota Life an administrative services fee is equal to $6,200 per month for accounting, auditing, legal and other administrative services which Minnesota Life provides. Prior to August 1, 1999, the administrative services fee was $5,700 per month.

    Advantus Capital directly incurs and pays the above operating expenses and the Fund in turn reimburses Advantus Capital. During the period ended July 31, 2000, Advantus Capital voluntarily agreed to absorb $302,175 in expenses which were otherwise payable by the Fund.

    Sales charges received by Ascend for distributing the Fund's three classes of shares amounted to $114,832.

    As of July 31, 2000, Minnesota Life and subsidiaries and the directors and officers of the Fund as a whole own the following shares:

                                          NUMBER OF SHARES   PERCENTAGE OWNED
                                          ----------------   ----------------
Class A.................................      505,263              38.7%
Class B.................................        5,178               0.3%
Class C.................................        5,168               3.0%

    Legal fees were paid to a law firm of which the Fund's secretary is a partner in the amount of $7,850.

(5) ORGANIZATIONAL COSTS

    The Fund incurred organizational expenses in connection with the start-up and initial registration. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by Advantus Capital, or any other holder, representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion (based on the ratio that the number of initial shares redeemed bears to the total number of outstanding initial shares of the Fund at the date of redemption) of the unamortized organizational cost balance.

(6) STOCK INDEX FUTURES CONTRACTS

    Investments in securities as of July 31, 2000, included securities valued at $1,805,456 that were used as collateral to cover initial margin deposits on six open September S&P 500 Futures purchase contracts. The market value of the open purchase contracts as of July 31, 2000 was $2,158,350 with an unrealized loss of $82,900.

(7) CAPITAL SHARE TRANSACTIONS

    Transactions in shares for the years ended July 31, 2000, and 1999 were as follows:

                                                   CLASS A               CLASS B               CLASS C
                                             -------------------   -------------------   -------------------
                                               2000       1999       2000       1999       2000       1999
                                             --------   --------   --------   --------   --------   --------
Sold.......................................   265,563    631,958    350,143    751,334    67,173    117,017
Issued for reinvested distributions........     8,595      7,331     11,262      4,721     1,366        531
Redeemed...................................  (404,873)  (245,455)  (230,884)  (172,144)  (63,943)   (52,929)
                                             --------   --------   --------   --------   -------    -------
                                             (130,715)   393,834    130,521    583,911     4,596     64,619
                                             ========   ========   ========   ========   =======    =======

ADVANTUS INDEX 500 FUND
NOTES TO FINANCIAL STATEMENTS - CONTINUED

(8) FINANCIAL HIGHLIGHTS

    Per share data for a share of capital stock and selected information for each period are as follows:

                                                        CLASS A
                                         --------------------------------------
                                                                    PERIOD FROM
                                                                    JANUARY 31,
                                            YEAR ENDED JULY 31,     1997(D) TO
                                         -------------------------   JULY 31,
                                          2000     1999     1998       1997
                                         -------  -------  -------  -----------
Net asset value, beginning of year.....  $ 17.74  $ 15.06  $ 12.89    $10.68
                                         -------  -------  -------    ------
Income from investment operations:
  Net investment income (loss).........      .10      .11      .10       .06
  Net gains on securities (both
    realized and unrealized)...........     1.27     2.74     2.21      2.21
                                         -------  -------  -------    ------
    Total from investment operations...     1.37     2.85     2.31      2.27
                                         -------  -------  -------    ------
Less distributions:
  Dividends from net investment
    income.............................     (.03)    (.10)    (.12)     (.06)
  Distributions from net realized
    gains..............................     (.15)    (.07)    (.02)        -
                                         -------  -------  -------    ------
    Total distributions................     (.18)    (.17)    (.14)     (.06)
                                         -------  -------  -------    ------
Net asset value, end of year...........  $ 18.93  $ 17.74  $ 15.06    $12.89
                                         =======  =======  =======    ======
Total return (a).......................     7.67%   19.13%   18.19%    21.29%
Net assets, end of year
  (in thousands).......................  $24,723  $25,498  $15,711    $8,176
Ratio of expenses to average daily net
  assets (c)...........................      .75%     .75%     .74%      .70%(b)
Ratio of net investment income (loss)
  to average daily net assets (c)......      .52%     .64%     .83%     1.19%(b)
Portfolio turnover rate (excluding
  short-term securities)...............     42.6%    25.3%    59.2%      5.8%

------------

(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect the impact of front-end or contingent deferred sales charges. For periods less than one year, total return presented has not been annualized.
(b)  Adjusted to an annual basis.
(c) The Fund's Distributor and Adviser voluntarily waived and absorbed $328,261, $255,026, $181,190 and $50,025 in expenses for the the years ended July 31, 2000, 1999, and 1998 and the period from January 31, 1997 (commencement of operations) to July 31, 1997, respectively. If Class A shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 1.38%,1.43%, 1.81% and 2.29%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.11)%, (.04)%, (.24)% and (.40)%, respectively. If Class B shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.13%, 2.16%, 2.51% and 2.99%, respectively, and the ratio of net investment income
     (loss)to average daily net assets would have been (.86)%, (.77)%, (.97)% and (1.10)%, respectively. If Class C shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.13%, 2.16%, 2.51% and 2.99%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.86)%, (.77)%, (.97)% and (1.10)%, respectively.
(d)  Commencement of operations.

                                                         ADVANTUS INDEX 500 FUND
                                       NOTES TO FINANCIAL STATEMENTS - CONTINUED

                                                           CLASS B                                      CLASS C
                                         --------------------------------------------  -----------------------------------------
                                                                          PERIOD FROM                                PERIOD FROM
                                                                          JANUARY 31,                                JANUARY 31,
                                               YEAR ENDED JULY 31,        1997(D) TO       YEAR ENDED JULY 31,       1997(D) TO
                                         -------------------------------   JULY 31,    ----------------------------   JULY 31,
                                           2000       1999       1998        1997        2000      1999      1998       1997
                                         ---------  ---------  ---------  -----------  --------  --------  --------  -----------
Net asset value, beginning of year.....   $ 17.64    $ 15.01    $ 12.87     $10.69      $17.60    $14.97    $12.85     $10.69
                                          -------    -------    -------     ------      ------    ------    ------     ------
Income from investment operations:
  Net investment income (loss).........      (.06)      (.03)       .02        .01        (.06)     (.03)      .01        .01
  Net gains on securities (both
    realized and unrealized)...........      1.25       2.73       2.17       2.21        1.25      2.73      2.16       2.18
                                          -------    -------    -------     ------      ------    ------    ------     ------
    Total from investment operations...      1.19       2.70       2.19       2.22        1.19      2.70      2.17       2.19
                                          -------    -------    -------     ------      ------    ------    ------     ------
Less distributions:
  Dividends from net investment
    income.............................         -          -       (.03)      (.04)          -         -      (.03)      (.03)
  Distributions from net realized
    gains..............................      (.15)      (.07)      (.02)         -        (.15)     (.07)     (.02)         -
                                          -------    -------    -------     ------      ------    ------    ------     ------
    Total distributions................      (.15)      (.07)      (.05)      (.04)       (.15)     (.07)     (.05)      (.03)
                                          -------    -------    -------     ------      ------    ------    ------     ------
Net asset value, end of year...........   $ 18.68    $ 17.64    $ 15.01     $12.87      $18.64    $17.60    $14.97     $12.85
                                          =======    =======    =======     ======      ======    ======    ======     ======
Total return (a).......................      6.71%     18.10%     17.17%     20.77%       6.73%    18.03%    17.09%     20.44%
Net assets, end of year
  (in thousands).......................   $28,077    $24,202    $11,832     $1,962      $3,168    $2,910    $1,508     $  266
Ratio of expenses to average daily net
  assets (c)...........................      1.60%      1.60%      1.60%      1.60%(b)    1.60%     1.60%     1.60%      1.60%(b)
Ratio of net investment income (loss)
  to average daily net assets (c)......      (.33)%     (.21)%     (.06)%      .29%(b)    (.33)%    (.21)%    (.06)%      .29%(b)
Portfolio turnover rate (excluding
  short-term securities)...............      42.6%      25.3%      59.2%       5.8%       42.6%     25.3%     59.2%       5.8%

------------

(a) Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect the impact of front-end or contingent deferred sales charges. For periods less than one year, total return presented has not been annualized.
(b)  Adjusted to an annual basis.
(c) The Fund's Distributor and Adviser voluntarily waived and absorbed $328,261, $255,026, $181,190 and $50,025 in expenses for the the years ended July 31, 2000, 1999, and 1998 and the period from January 31, 1997 (commencement of operations) to July 31, 1997, respectively. If Class A shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 1.38%,1.43%, 1.81% and 2.29%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.11)%, (.04)%, (.24)% and (.40)%, respectively. If Class B shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.13%, 2.16%, 2.51% and 2.99%, respectively, and the ratio of net investment income
     (loss)to average daily net assets would have been (.86)%, (.77)%, (.97)% and (1.10)%, respectively. If Class C shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.13%, 2.16%, 2.51% and 2.99%, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (.86)%, (.77)%, (.97)% and (1.10)%, respectively.
(d)  Commencement of operations.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
Advantus Index 500 Fund, Inc.:

    We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of the Advantus Index 500 Fund, Inc. (the Fund) as of July 31, 2000 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and the period from January 31, 1997, commencement of operations, to July 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confimation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2000 and the results of its operations, changes in its net assets and financial highlights for the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

                                          KPMG LLP

Minneapolis, Minnesota
September 8, 2000

                                                         ADVANTUS INDEX 500 FUND
                                                  FEDERAL INCOME TAX INFORMATION

    The following information for federal income tax purposes is presented as an aid to shareholders in reporting the distributions paid by the Fund in the fiscal period ended July 31, 2000. Dividends for the 2000 calendar year will be reported to you on Form 1099-Div in late January 2001. Shareholders should consult a tax adviser on how to report these distributions for state and local purposes.

CLASS A

                                                                PER
PAYABLE DATE                                                   SHARE
------------                                                  --------
Income distribution - taxable as dividend income, 100%
 qualifying for deductions by corporations
September 23, 1999..........................................   $.0142
December 3, 1999*...........................................    .1413
March 23, 2000..............................................    .0171
June 22, 2000...............................................    .0045
                                                               ------
                                                               $.1771
                                                               ======
Capital gains distributions - taxable as long-term capital
 gains, 20% rate.
December 3, 1999............................................   $.0038
                                                               ======

    *Represents short-term capital gains (taxable as dividend income).

CLASS B

                                                                PER
PAYABLE DATE                                                   SHARE
------------                                                  --------
Income distribution - taxable as dividend income, 100%
 qualifying for deductions by corporations
December 3, 1999*...........................................   $.1413
                                                               ------
                                                               $.1413
                                                               ======
Capital gains distributions - taxable as long-term capital
 gains, 20% rate.
December 3, 1999............................................   $.0038
                                                               ======

    *Represents short-term capital gains (taxable as dividend income).

CLASS C

                                                                PER
PAYABLE DATE                                                   SHARE
------------                                                  --------
Income distribution - taxable as dividend income, 100%
 qualifying for deductions by corporations
December 3, 1999*...........................................   $.1413
                                                               ------
                                                               $.1413
                                                               ======
Capital gains distributions - taxable as long-term capital
 gains, 20% rate.
December 3, 1999............................................   $.0038
                                                               ======

    *Represents short-term capital gains (taxable as dividend income).

ADVANTUS INDEX 500 FUND
SHAREHOLDER VOTING RESULTS

    On April 28, 2000, a special meeting of shareholders of Advantus Index 500 Fund, Inc. was held. Shareholders of record on February 28, 2000, were entitled to vote on the proposals described below.

    (1)  To elect a Board of Directors as follows:

                                            VOTES     VOTES
DIRECTOR                                     FOR     WITHHELD
--------                                  ---------  --------
Charles E. Arner........................  2,248,194   88,606
Ellen S. Berscheid......................  2,250,575   86,225
Ralph D. Ebbott.........................  2,248,484   88,316
Frederick P. Feuerherm..................  2,251,060   85,740
William N. Westhoff.....................  2,251,060   85,740

    (2) To approve the elimination or modification of the following investment policies for:

                                           VOTES     VOTES    VOTES
                                            FOR     AGAINST  WITHHELD
                                         ---------  -------  --------
A. Modify policy regarding borrowing
  and the issuance of senior
  securities...........................  1,588,183  24,622   104,064
B. Modify policy regarding
  concentration in a particular
  industry.............................  1,593,786  18,733   104,350
C. Modify policy regarding investments
  in real estate and commodities.......  1,593,414  19,385   104,070
D. Modify policy regarding lending.....  1,593,336  19,448   104,086
E. Eliminate policy restricting the
  pledging of assets...................  1,591,278  21,814   103,778
F. Eliminate policy restricting margin
  purchases and short sales............  1,584,350  31,418   101,101
G. Eliminate policy prohibiting
  transactions with affiliates.........  1,593,982  19,540   103,348
H. Eliminate policy prohibiting
  participation in a joint trading
  account..............................  1,594,369  18,105   104,394
I. Eliminate policy prohibiting options
  transactions.........................  1,586,226  26,315   104,329

    (3) To approve an amendment to the investment advisory agreement between the Fund and Advantus Capital Management, Inc., as described in the proxy statement.

                                           VOTES     VOTES    VOTES
                                            FOR     AGAINST  WITHHELD
                                         ---------  -------  --------
                                         1,597,855  11,263   107,751

    (4) To ratify the selection of KPMG LLP as independent public accountants for the Fund.

                                           VOTES     VOTES     VOTES
                                            FOR     AGAINST  WITHHELD
                                         ---------  -------  ---------
                                         1,605,827   7,550    103,493

                                                            SHAREHOLDER SERVICES

    The Advantus Family of Funds offers a variety of services that enhance your ability to manage your assets. Check each Fund's prospectus for the details of the services and any limitations that may apply.

EXCHANGE PRIVILEGES: You can move all or part of your investment dollars from one fund to any other Advantus Fund you own (for identical registrations within the same share class) at any time as your needs change. Exchanges are at the then current net asset value (exchanges from the Advantus Money Market Fund will incur the applicable sales charge, if not previously subjected to the charge). Shareholders may make twelve exchanges each calendar year without incurring a transaction charge. Thereafter, there will be a $7.50 transaction charge for each additional exchange within the calendar year.

INCOME DISTRIBUTION FLEXIBILITY: You can have your fund dividends and other distributions automatically reinvested with no sales charge, direct them from one Advantus Fund to any other you own within the Fund family or, if you desire, we'll pay you in cash.

SYSTEMATIC WITHDRAWAL PLAN: You can set up a plan to receive a check at specified intervals from your fund account - subject to minimum guidelines. Depending upon the performance of the underlying investment options, the value may be worth more or less than the original amount invested when withdrawn.

DIRECT DIVIDEND DEPOSITS: At your request we will deposit your dividends or systematic withdrawals directly into your checking or savings account instead of sending you a check.

TELEPHONE EXCHANGE: You may move money from one Advantus account to any other Advantus account you own (with identical registrations within the same share class) just by calling our toll-free number. The Telephone Exchange privilege will automatically be established unless otherwise indicated on the Account Application. Telephone Exchange may be changed (added/deleted) at any time by submitting a request in writing.

SYSTEMATIC EXCHANGE: You may move a set amount of money monthly or quarterly from one Advantus Fund to another Advantus Fund (with identical registrations within the same share class) to diversify your investment portfolio and take advantage of "dollar-cost averaging".

AUTOMATIC PAYMENT OF INSURANCE PREMIUMS: You may automatically pay your Minnesota Life insurance premiums from your Advantus Money Market account.

REDUCED SALES CHARGES: Letter of Intent, combined purchases with spouse, children or single trust estates, and the Right of Accumulation make it possible for you to reduce the sales charge, if any.

AUTOMATIC INVESTMENT PLAN: This special purchase plan enables you to open an Advantus Fund account for as little as $25 and lower your average share cost through "dollar-cost averaging." (Dollar-cost averaging does not assure a profit, nor does it prevent loss in declining markets.) The Automatic Investment Plan allows you to invest automatically monthly, semi-monthly or quarterly from your checking or savings account.

IRAS, OTHER QUALIFIED PLANS: You can use the Advantus Family of Funds for your Traditional, Roth or Education Individual Retirement Account or other qualified plans including: SEP IRA's, SIMPLE IRA's, Profit Sharing, 401(k) Money Purchase or Defined Benefit plans.

TELEPHONE REDEMPTION: You may call us and redeem shares over the phone. The proceeds will be sent by check to the address of record for the account or wire transferred to your bank of record for the account. Wire transfers are for amounts over $500. The prevailing wire charge will be added to the withdrawal amount. The Telephone Redemption privilege will automatically be established unless otherwise indicated on the Account Application. Telephone Redemption may be changed (added/deleted) at any time by submitting a request in writing. To have the redemption automatically deposited into your checking account, please send a voided check from your bank. Depending on the performance of the underlying investment options, the value may be worth more or less than the original amount invested upon redemption. Some limitations apply, please refer to the prospectus for details.

ACCOUNT UPDATES: You'll receive written confirmation of every investment you initiate and quarterly statements to help you track all of your Advantus Fund investments and annual tax statements. Semi-annual and annual reports will provide you with portfolio information, fund performance data and the current investment outlook.

TOLL-FREE SERVICE LINE: For your convenience in obtaining information and assistance directly from Advantus Shareholder Services, call 1-800-665-6005. Advantus Account Representatives are available Monday through Friday from 8 a.m. to 4:45 p.m. Central Time. Our voice response system is available 24 hours, seven days a week. This system allows you to access current net asset values, account balances and recent account activity.

HOW TO INVEST

You can invest in one or more of the eleven Advantus Funds through a local Registered Representative of Ascend Financial Services, Inc., distributor of the Funds. Contact your representative for information and a prospectus for any of the Advantus Funds you are interested in. To find a Registered Representative near you, call the toll-free service line (1-800-665-6005).

MINIMUM INVESTMENTS: Your initial investment in any of the Advantus Funds can be as small as $25 when you use our Automatic Investment Plan. Minimum lump-sum initial investment is $250. Minimum subsequent investment is $25.

THE FUND'S MANAGER

Advantus Capital Management, Inc., investment adviser to the Fund, selects and reviews the Fund's investments and provides executive and other personnel for the Fund's management. (For the Advantus International Balanced Fund, Inc., the sub-adviser, Templeton Investment Counsel, Inc., selects the Fund's investments.)

Advantus Capital Management, Inc. manages thirteen mutual funds containing $3.2 billion in assets in addition to $11.1 billion in assets for other clients. Advantus Capital's seasoned portfolio managers average more than 13 years of investment experience.

ADVANTUS FAMILY OF FUNDS

Advantus Bond Fund
Advantus Horizon Fund
Advantus Spectrum Fund
Advantus Enterprise Fund
Advantus Cornerstone Fund
Advantus Money Market Fund
Advantus Mortgage Securities Fund
Advantus International Balanced Fund
Advantus Venture Fund
Advantus Index 500 Fund
Advantus Real Estate Securities Fund

     THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED
       TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

                      [ADVANTUS -TM- FAMILY OF FUNDS LOGO]
                        ASCEND FINANCIAL SERVICES, INC.,
                      SECURITIES DEALER, MEMBER NASD/SIPC
                            400 ROBERT STREET NORTH
                            ST. PAUL, MN 55101-2098
                                 1-800-AFS-1838
                                (1-800-237-1838)

ASCEND FINANCIAL SERVICES, INC.                     PRESORTED STANDARD
400 ROBERT STREET NORTH                                U.S. POSTAGE
ST. PAUL, MN 55101-2098                                    PAID
                                                       ST. PAUL, MN
                                                     PERMIT NO. 3547

ADDRESS SERVICE REQUESTED

F.51520 Rev. 9-2000